INVENTORY - Schedule of Current and Non-Current Inventory Balances (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Inventories [Abstract]
Current	$ 6,014	$ 5,418
Non-current	3,245	3,040
Total	$ 9,259	$ 8,458